Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Payables and Accruals [Abstract]
Accrued payroll and related liabilities	$ 1,331,918	$ 1,221,131
Accrued legal	37,997	37,997
Accrued interest	384	1,224
Deferred revenue and customer deposits	24,471	43,914
Other accrued expenses (includes related party of $374,473 on December 31, 2021)	475,823	75,656
Accrued expenses	$ 1,870,593	$ 1,379,922